Equity - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended		3 Months Ended
	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 AUD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares | $			$ 147	$ 8,134
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Ratio of issuance of warrants to ordinary shares	25.00%	25.00%
Number of warrants | shares		15,027,327
Warrant exercise price per share		$ 2.88
Warrant exercise term	7 years	7 years
Warrants | Bottom Of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Share price for right exercise of the warrants	4.32	4.32
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares	$ 110,000	$ 138.0
Fully-paid ordinary shares | shares		60,109,290
Par value per share		$ 2.30